Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (4,534,397)	$ (9,357,196)	$ (5,634,971)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubtful accounts	11,452		3,138
Impairment loss of property and equipment	1,827,373	307,733
Impairment loss of intangible assets		4,248,085	3,144,053
Depreciation of property and equipment	675,723	898,968	28,950
(Gain)/Loss from selling short-term investments	(35,771)	78,693
Exchange gains and losses	9,870	6,844
(Gain)/Loss on market price of short-term investment	(212,426)	229,536
Loss on market price of crypto assets	215,397
Interest income from short-term investment and providing loans	(192,790)	(72,291)
Interest cost of convertible note and borrowing Filecoins	452,752	410,548
Financial advisory fees for convertible note		450,000
Stock-based compensation		77,500	558,395
Loss from disposal of subsidiaries			4,664
Loss from disposal of intangible assets			29,968
Other expenses/(income)	32,271		23,318
Changes in operating assets and liabilities, net of effect of acquisitions:
Digital assets generated from mining business	(513,431)	(285,928)	(783,438)
Digital assets used to pay expenses	23,255
Prepaid expenses and other current assets	(1,390,543)	(176,360)	1,281,109
Right-of-use assets	317,774	317,774	(873,878)
Deferred tax assets	311,785	(91,364)	(251,005)
Accounts payable	(3,973)	(22,075)	22,075
Advance from customers	(40,000)	40,000	80,000
Accrued expenses and other current liabilities	(201,560)	419,793	(87,867)
Lease liabilities	(352,178)	(269,675)	904,132
Deferred tax liabilities	25,200
Net cash used in operating activities	(3,574,217)	(2,789,415)	(1,551,357)
Cash flows from investing activities:
Disposal of digital assets			968,934
Cash from selling short-term investments	1,939,850	3,434,764
Cash from receiving short-term investment interests and dividends	221,146	48,089
Payments for purchasing property and equipment	(2,611)	(3,808)	(7,222)
Payments for purchasing property and equipment, as well as refunds under the cancellation agreement	2,000,000	(3,000,000)
Cash paid for short-term investments	(364,531)	(8,038,049)
Cash paid for long-term equity investments		(160,000)
Advance payment for acquisition		(120,000)
Loan to affiliate person			(25,000)
Net cash (used in)/provided by investing activities	3,793,854	(7,839,004)	936,712
Cash flows from financing activities:
Issuance of common stock	10,010,700	11,000,000	7,900,300
Borrowings			400,000
Cash paid for debt			(579,875)
Convertible notes	(1,500,000)	9,000,000
Financing costs	(930,000)	(700,000)
Net cash provided by continuing operations	7,580,700	19,300,000	7,720,425
Net cash provided by discontinued operations
Net cash provided by financing activities	7,580,700	19,300,000	7,720,425
Effect of exchange rate changes by continuing operations	45	(505)	(8,543)
Effect of exchange rate changes by discontinued operations
Effect of exchange rate changes	45	(505)	(8,543)
Increase in cash and cash equivalents	7,800,382	8,671,076	7,097,237
Cash and cash equivalents, beginning of the year	16,208,949	7,537,873	440,636
Cash and cash equivalents of continuing operations, end of the year	24,009,331	16,208,949	7,537,873
Cash and cash equivalents of discontinued operations, end of the year
Cash and cash equivalents, end of the year	24,009,331	16,208,949	7,537,873
Supplement disclosure of cash flow information Interest paid